Remuneration System for the Management Board and Employees of the Group	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Remuneration System for the Management Board and Employees of the Group
8 Remuneration System for the Management Board and Employees of the Group
A change in the organizational structure of MorphoSys took effect as of July 1, 2020. This change had an impact on the definition of related parties who hold a key position in MorphoSys AG as the parent company of the Group. In addition to the members of the Management Board and the Supervisory Board, all persons on the management level below who have direct or indirect authority and responsibility for planning, directing, or supervising the activities of the Company are also considered to be key management personnel. From the Group’s perspective, key management personnel are those persons who direct and control a significant part of the Group’s activities. Starting in 2020, in addition to the Management Board and the Supervisory Board, the other members of the Executive Committee that was newly formed in 2020 are considered key management personnel from the perspective of MorphoSys AG and are therefore relevant for the disclosures. Prior-year figures do not need to be adjusted and are therefore not comparable to the figures for 2020.

8.1	STOCK OPTION PLANS

8.1.1	2017 STOCK OPTION PLAN
On April 1, 2017, MorphoSys established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2017, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 55.52.
MorphoSys reserves the right to settle the exercise of stock options through newly created shares from Conditional Capital
2016-III,
the issuance of treasury shares, or in cash. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2024.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
In 2020, personnel expenses from stock options under the Group’s 2017 SOP amounted to € 62,780 based on the fair value on the grant date (2019: € 252,393; 2018: € 436,154).

8.1.2	2018 STOCK OPTION PLAN
On April 1, 2018, MorphoSys established a stock option plan (SOP) for the Management Board and selected Company employees (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2018, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 81.04.

MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital
2016-III
or by issuing treasury shares, or in cash should the exercise from Conditional Capital
2016-III
not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2025.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
In 2020, personnel expenses from stock options under the Group’s 2018 SOP amounted to € 251,855 based on the fair value on the grant date (2019: € 704,954; 2018: € 925,635).

8.1.3	2019 STOCK OPTION PLAN
On April 1, 2019, MorphoSys established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2019, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 87.86.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital
2016-III,
issuing treasury shares, or in cash should the exercise from Conditional Capital
2016-III
not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2026.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.

If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
On October 1, 2019, MorphoSys established a further stock option plan (SOP plan) for one member of the Management Board. The terms and conditions were identical to those of the April 1, 2019 program, and the exercise price was € 106.16.
In 2020, personnel expenses from stock options under the Group’s 2019 SOP amounted to € 1,570,241 based on the fair value on the grant date (2019: € 1,718,087).

8.1.4	2020 STOCK OPTION PLAN
On April 1, 2020, MorphoSys established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 21, 2020, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 93.66.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital
2016-III,
through the issue of treasury shares, or in cash should the exercise from Conditional Capital
2016-III
not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2027.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.

As of April 1, 2020, a total of 108,215 stock options had been granted to beneficiaries, of which 36,412 had been granted to the Management Board (further details can be found in the “Stock Options” table in Note 8.8 “Related Parties”), 10,466 to the further members of the Executive Committee and 61,337 to selected Company employees who do not belong to the Executive Committee. For the calculation of personnel expenses resulting from share-based payment under the 2020 Stock Option Plan, the assumption is that ten beneficiaries would leave the Company during the four-year period.
In 2020, personnel expenses from stock options under the Group’s 2020 SOP amounted to € 1,990,326 based on the fair value on the grant date.
The table below shows the development of the stock options plans in the financial year 2020.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan
Outstanding on January 1, 2020	72,759	65,335	76,021	57,078	0
Granted	0	0	0	0	108,215
Exercised	0	0	0	0	0
Forfeited	(109)	(1,080)	(2,838)	0	(1,173)
Expired	0	0	0	0	0
Outstanding on December 31, 2020	72,650	64,255	73,183	57,078	107,042
Weighted-average Price (€)	55.52	81.04	87.86	106.16	93.66
The fair value of the stock options from the 2017, 2018, 2019 and 2020 stock option plans was determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and fair value of each program are listed in the table below.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan
Share Price on Grant Date in €	55.07	81.05	85.00	98.10	94.90
Exercise Price in €	55.52	81.04	87.86	106.16	93.66
Expected Volatility of the MorphoSys share in %	37.49	35.95	37.76	38.02	39.86
Expected Volatility of the Nasdaq Biotech Index in %	25.07	25.10	18.61	18.17	25.32
Expected Volatility of the TecDAX Index in %	16.94	17.73	26.46	24.82	20.48
Performance Term of Program in Years	4.0	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.03 and 0.23	between 0.02 and 0.15	between 0.02 and 0.13	between 0.0 and 0.02	between -0.55 and -0.83
Fair Value on Grant Date in €	21.41	30.43	31.81	35.04	38.20
8.2	2013 CONVERTIBLE BOND PROGRAM
On April 1, 2013, MorphoSys AG granted the Management Board and certain employees of the Group (beneficiaries) convertible bonds with a total nominal value of € 225,000, divided into 449,999 no-par-value
bearer bonds with equal rights from “Conditional Capital
2008-III”.
The beneficiaries received the right to convert the bonds into Company shares. Each convertible bond can be exchanged for one of the Company’s no-par-value
bearer shares equal to the proportional amount of common stock, which is € 1. Exercise of the convertible bonds was subject to several conditions, such as the achievement of performance targets, the expiration of vesting periods, the exercisability of the conversion rights, the existence of an employment or service contract that is not under notice and the commencement of the exercise period.
The conversion price amounted to € 31.88 and was derived from the Company’s share price in the XETRA closing auction of the Frankfurt Stock Exchange on the trading day preceding the issue of the convertible bonds. The exercise of the conversion rights is admissible since, on at least one trading day during the lifetime of the convertible bonds, the share price of the Company has risen to more than 120% of the price in the XETRA closing auction of the Frankfurt Stock Exchange on the trading day preceding the issue of the convertible bonds.
The table below shows the development of the convertible bond programs in the financial year 2020.

Convertible Bonds
Outstanding on January 1, 2020	24,647
Granted	0
Exercised	(24,647)
Forfeited	0
Expired	0
Outstanding on December 31, 2020	0
In the period from the grant date until March 31, 2020, one beneficiary had left MorphoSys, resulting in the forfeiture of 13,414 convertible bonds. Prior to March 31, 2020, all remaining convertible bonds had been exercised.

8.3	LONG-TERM INCENTIVE PROGRAMS

8.3.1	2015 LONG-TERM INCENTIVE PLAN
On April 1, 2015, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for the Management Board and certain employees of the Company (beneficiaries). The vesting period for this LTI Plan expired on April 1, 2019. The program is considered an equity-settled share-based payment and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The performance criteria are based on a mathematical comparison of the absolute and relative performance of the MorphoSys share price against the Nasdaq Biotech Index and the TecDAX Index. Achievement of these criteria was set at 100% for one year, 94% for one year and 200% each for two years. In addition, the Supervisory Board set a “company factor” as 1, which determines the number of performance shares to be issued. Based on these conditions and the set factor, 52,328 performance shares of MorphoSys AG were transferred to the beneficiaries after the four-year vesting period during the period ending December 31, 2019. In August 2019, the original six-month
transfer period for the performance shares was extended from October 14, 2019 to December 31, 2019 and had no impact on the fair value of the performance shares or the period over which the compensation expense was recognized. The Management Board received 19,815 performance shares, and the Senior Management Group received 18,798 performance shares. A total of 13,715 performance shares were granted to former members of the Management Board and the Senior Management Group who have since left the Company.

In 2020, personnel expenses resulting from performance shares under the Group’s 2015 LTI Plan amounted to € 0 based on the fair value on the grant date (2019: € 6,714; 2018: € 109,511).

8.3.2	2016 LONG-TERM INCENTIVE PLAN
On April 1, 2016, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for the Management Board and certain employees of the Company (beneficiaries). The vesting period for this LTI Plan expired on April 1, 2020. The program is considered an equity-settled share-based payment and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The performance criteria were based on a mathematical comparison of the absolute and relative performance of the MorphoSys share price against the Nasdaq Biotech Index and the TecDAX Index. Achievement of these criteria was set at 94% for one year and 200% each for three years. In addition, the Supervisory Board set a “company factor” as 1, which determines the number of performance shares to be issued. Based on these conditions and the set factor, 91,037 performance shares of MorphoSys AG were transferred to the beneficiaries after the four-year vesting period in the period ending October 20, 2020. The Management Board received 13,677 performance shares (for further information, see the tables entitled “Shares” and “Performance Shares” in Note 8.8 “Related Parties”), and the members of the Executive Committee received 8,754 performance shares. A total of 68,606 performance shares were granted to current and former employees of the Company.
In 2020, personnel expenses resulting from performance shares under the Group’s 2016 LTI Plan amounted to € 4,921 based on the fair value on the grant date (2019: € 141,473; 2018: € 330,727).

8.3.3	2017 LONG-TERM INCENTIVE PLAN
On April 1, 2017, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). This plan is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2017, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the Company’s general development. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period.
At the end of the four-year waiting period, there is a
six-month
exercise period during which the Company can transfer the performance shares to the beneficiaries. The beneficiaries are free to choose the award date within this exercise period.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.

In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance shares forfeit without entitlement to compensation.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
In 2020, personnel expenses resulting from performance shares under the Group’s 2017 LTI Plan amounted to € 80,383 based on the fair value on the grant date (2019: € 323,165; 2018: € 558,446).

8.3.4	2018 LONG-TERM INCENTIVE PLAN
On April 1, 2018, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). This plan is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2018, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period.
At the end of the four-year waiting period, there is a
six-month
exercise period during which the Company can transfer the performance shares to the beneficiaries. The beneficiaries are free to choose the award date within this exercise period.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance shares forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to performance shares on a pro rata basis. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.

In 2020, personnel expenses resulting from performance shares under the Group’s 2018 LTI Plan amounted to € 257,494 based on the fair value on the grant date (2019: € 720,764; 2018: € 946,346).

8.3.5	2019 LONG-TERM INCENTIVE PLAN
On April 1, 2019, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). This plan is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2019, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period. At the end of the four-year vesting period, there is a six-month
exercise period during which the Company can transfer the performance shares to the beneficiaries.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance shares forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to performance shares on a pro rata basis. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
In 2020, personnel expenses resulting from performance shares under the Group’s 2019 LTI Plan amounted to € 682,162 based on the fair value on the grant date (2019: € 1,294,974).

The table below shows the development of the LTI plans in the financial year 2020.

	April 2016 Long-Term Incentive Program	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Outstanding on January 1, 2020	56,002	29,838	19,654	22,626
Granted	0	0	0	0
Adjustment due to Performance Criteria	35,035	0	0	0
Exercised	(91,037)	0	0	0
Forfeited	0	0	(283)	(843)
Expired	0	0	0	0
Outstanding on December 31, 2020	0	29,838	19,371	21,783
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a
The fair value of the performance shares from the Long-Term Incentive Plans from 2017 through 2019 has been determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and the fair value of each program are listed in the table below.

	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	55.07	81.05	85.00
Exercise Price in €	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	37.49	35.95	37.76
Expected Volatility of the Nasdaq Biotech Index in %	25.07	25.10	18.61
Expected Volatility of the TecDAX Index in %	16.94	17.73	26.46
Performance Term of Program in Years	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.03 and 0.23	between 0.02 and 0.15	between 0.02 and 0.13
Fair Value on Grant Date in €	70.52	103.58	106.85
8.3.6	2020 PERFORMANCE SHARE UNIT PROGRAM
On April 1, 2020, MorphoSys established a performance share unit program (PSU program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was April 21, 2020; the vesting period/performance period is four years. If the predefined performance criteria for the respective period are fully met, 25% of the performance share units become vested in each year of the four-year vesting period. The number of performance share units vested per year is calculated on the basis of the performance criteria of the absolute and relative development of the MorphoSys share price compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met each year up to a maximum of 200%. If the defined performance criteria are met by less than 0% in any one year, no performance share units will be earned for that year. However, the right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a six-month
period during which the performance shares can be transferred from the Company to the beneficiaries.

MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s own ordinary shares equal to the amount of the performance share units earned. The currently available treasury stock is not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan only as a cash-settled share-based payment.
In the event of a departure from the Company, the beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance share units forfeit without entitlement to compensation.
If an accumulated period of absence of more than 12 months occurs during the four-year vesting period/performance period, 1/48 of the performance share units are forfeited for each month of absence. A period of absence is defined as an absence due to illness or a period of inactive service or employment without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU program occurs only at the end of the four-year vesting period.
As of April 1, 2020, a total of 27,795 performance share units were granted to beneficiaries, consisting of 9,363 performance share units to the Management Board, 2,688 performance share units to other members of the Executive Committee and 15,744 performance share units to certain employees of the Company who are not members of the Executive Committee. For the calculation of the personnel expenses from share-based compensation, it was assumed for the PSU program 2020 that ten beneficiaries would leave the Company during the four-year period.
On June 1, 2020, MorphoSys established another performance share unit program (PSU program) for one member of the Management Board. The terms and conditions were identical to those of the April 1, 2020 program, and a total of 8,361 performance share units were granted.
In 2020, personnel expenses under the Group’s 2020 performance share unit program amounted to € 1,166,194.
The table below shows the development of the performance share unit programs in the financial year 2020.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program
Outstanding on January 1, 2020	0	0
Granted	27,795	8,361
Exercised	0	0
Forfeited	(301)	0
Expired	0	0
Outstanding on December 31, 2020	27,494	8,361
Weighted-average Price (€)	n/a	n/a

The fair values of the performance share units of the 2020 PSU programs are determined using a Monte Carlo simulation. The expected volatility is based on the development of the share price volatility of the last four years. Furthermore, the calculation of fair values equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and the fair value of each program are listed in the table below.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program
Share Price in € on December 31, 2020	93.82	93.82
Exercise Price in €	n/a	n/a
Expected Volatility of the MorphoSys share in %	40.24	39.83
Expected Volatility of the Nasdaq Biotech Index in %	25.73	25.52
Expected Volatility of the TecDAX Index in %	23.32	22.88
Remaining Performance Term of Program in Years	3.25	3.42
Dividend Yield in %	n/a	n/a
Risk-free Interest Rate in %	between -0.68 and -0.91	between -0.71 and -0.84
Fair Value on December 31, 2020, in €	68.46	68.23

8.4	MORPHOSYS US INC. – SHARE PLAN
On September 10, 2018, MorphoSys established a share plan for one employee of MorphoSys US Inc. This program was considered a share-based payment program with settlement in equity instruments (treasury shares of MorphoSys AG). The grant date was September 25, 2018. The fair value at the grant date was € 91.90 per share and the vesting period was one year. The total number of shares granted was calculated by dividing the total plan value of US$ 370,000 by the average XETRA share price on the Frankfurt Stock Exchange over the 30 trading days prior to the start date of the program (€ 102.95). As a result, the share plan thus comprised a maximum of 3,104 shares. With the end of the vesting period in 2019, all 3,104 shares were transferred to the beneficiary.
In 2020, personnel expenses of the Group under this share plan amounted to € 0 (2019: € 96,374; 2018:€ 188,884).

8.5	MORPHOSYS US INC. – 2019 LONG-TERM INCENTIVE PROGRAM
On April 1, 2019, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). This program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The plan has a term of four years and comprises four one-year
performance periods. If the predefined performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year. The number of shares vested per year is calculated based on key performance criteria of MorphoSys US Inc. during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. After the end of each one-year
performance period, there is a
six-month
period during which the performance shares can be transferred from the Company to the beneficiaries.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the average market price of one share of the Company in the XETRA closing auction on the Frankfurt Stock Exchange during the 30 trading days preceding the grant of the performance shares.

In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.
In the event of termination by a beneficiary for good cause, all performance shares will be forfeited without entitlement to compensation.
After the end of the first
one-year
performance period, a target achievement of 100% was determined. Taking this target achievement into account, 3,349 performance shares of MorphoSys AG were transferred to the beneficiaries in the period from April 1, 2020 to October 20, 2020.
The fair value of the performance shares on December 31, 2020 was € 93.82 per share.
In 2020, personnel expenses of the Group from performance shares under the MorphoSys US Inc. 2019 LTI Plan amounted to € 38,888 based on the fair value on December 31, 2020. (2019: € 1,076,158).
The table below shows the development of the performance shares under the MorphoSys US Inc. 2019 LTI Plan in the financial year 2020.

MorphoSys US Inc. – 2019 Long-Term Incentive Program
Outstanding on January 1, 2020	12,467
Granted	0
Exercised	0
Forfeited	(1,816)
Expired	0
Outstanding on December 31, 2020	10,651
Weighted-average Price (€)	n/a
8.6	MORPHOSYS US INC. – RESTRICTED STOCK UNIT PLAN (RSUP)

8.6.1	2019 LONG-TERM INCENTIVE PROGRAM
On October 1, 2019, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a restricted stock unit plan (RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year
performance periods. If the predefined performance criteria for the respective period are fully met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his office or terminates his employment with MorphoSys US Inc. prior to the end of a performance period, the beneficiary will generally be entitled to all vested restricted stock units for already completed one-year
performance periods. All remaining restricted stock units are forfeited without entitlement to compensation.

The fair values of the performance shares according to the grant dates or measurement dates for each of the three performance periods were € 127.90 per share on December 13, 2019, € 94.14 per share on November 30, 2020, and € 93.82 per share on December 31, 2020.
In 2020, personnel expenses of the Group from the MorphoSys US Inc. 2019 RSU Plan amounted to € 600,4
4
5 based on the fair values (2019: € 269,415).

8.6.2	2020 LONG-TERM INCENTIVE PROGRAM
On April 1, 2020, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a restricted stock unit plan (RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year
performance periods. If the predefined performance criteria for the respective period are fully met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his office or terminates his employment with MorphoSys US Inc. prior to the end of a performance period, the beneficiary will generally be entitled to all vested restricted stock units for already completed one-year
performance periods. All remaining restricted stock units are forfeited without entitlement to compensation.
As of April 1, 2020, 42,307 restricted shares were granted to US beneficiaries. For the calculation of the personnel expenses from share-based compensation, it was assumed for the LTI Plan 2020 that four beneficiaries would leave the Company during the three-year period.
The fair value of the restricted shares granted on April 1, 2020, in accordance with the grant dates or measurement dates for each of the three performance periods were € 94.14 per share on November 30, 2020, and € 93.82 per share on December 31, 2020.
On October 1, 2020, MorphoSys established an additional Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. (beneficiaries). The terms and conditions were identical to those of the April 1, 2020 program, with 7,678 restricted shares granted. For the calculation of the personnel expenses from share-based compensation, it was assumed for the 2020 LTI Plan that two beneficiaries would leave the Company during the three-year period.
The fair value of the restricted shares granted on October 1, 2020, in accordance with the grant dates or measurement dates for each of the three performance periods were € 94.14 per share as of November 30, 2020, and € 93.82 per share as of December 31, 2020.
In 2020, personnel expenses of the Group from the MorphoSys US Inc. 2020 RSU Plan amounted to € 1,916,267 based on the fair values.

The table below shows the development of the performance shares under the MorphoSys US Inc. RSU Plans in the financial year 2020.

	MorphoSys US Inc. – October 2019 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan
Outstanding on January 1, 2020	14,990	0	0
Granted	0	42,307	7,778
Exercised	0	0	0
Forfeited	(2,273)	(2,537)	0
Expired	0	0	0
Outstanding on December 31, 2020	12,717	39,770	7,778
Weighted-average Price (€)	0.00	0.00	0.00

8.7	MORPHOSYS US INC. – LONG-TERM CASH INCENTIVE PLAN (CLTI PLAN)
On April 30, 2020, MorphoSys US Inc. established a long-term cash incentive plan (CLTI plan) for certain employees of MorphoSys US Inc. (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The CLTI plan is paid out in cash provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year
performance periods. If the predefined performance criteria for the respective period are fully met, 33.3% of the performance shares become vested in each year. The amount of compensation vested per year is calculated based on the key performance criteria of the performance of MorphoSys US Inc. and the share price performance of MorphoSys AG during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 50% of the defined performance criteria are met in any one year, no award will be granted for that year. At the end of the total three-year performance period, the cash compensation earned is paid by MorphoSys US Inc.
If a beneficiary terminates his employment with MorphoSys US Inc. prior to the end of a one-year
performance period, the beneficiary shall lose his entitlement to a cash settlement during the relevant one-year
performance period and future performance periods. Entitlements from previously completed one-year
performance periods are retained.
As of December 31, 2020, and based on 100% target achievement, cash settlement under the CLTI plan at the end of the three-year performance period is expected to be € 0.8 million.
In 2020, personnel expenses of the Group from the MorphoSys US Inc. 2020 CLTI plan amounted to € 325,513. The other provision for this program amounts to € 0.3 million as of December 31, 2020.

8.8	RELATED PARTIES
Related parties that can be influenced by the Group or can have a significant influence on the Group can be divided into subsidiaries, members of the Supervisory Board, members of management in key positions and other related entities.

The Group engages in business relationships with members of the Management Board and Supervisory Board as related parties responsible for the planning, management and monitoring of the Group. In addition to cash compensation, the Group has granted the Management Board performance shares. The tables below show the shares, stock options and performance shares held by the members of the Management Board and Supervisory Board, as well as the changes in their ownership during the 2020 financial year.

SHARES
	01/01/2020	Additions	Sales	12/31/2020
Management Board
Jean-Paul Kress, M.D.	0	0	0	0
Malte Peters, M.D.	3,313	0	0	3,313
Roland Wandeler, Ph.D. 1	-	0	0	0
Jens Holstein 2	19,517	13,677	9,000	-
Markus Enzelberger, Ph.D. 3	1,676	0	0	-

Total	24,506	13,677	9,000	3,313

Supervisory Board
Dr. Marc Cluzel	750	0	0	750
Michael Brosnan	0	0	0	0
Sharon Curran	0	0	0	0
Dr. George Golumbeski	0	0	0	0
Wendy Johnson	500	0	0	500
Krisja Vermeylen	350	0	0	350
Dr. Frank Morich 4	1,000	0	0	-

Total	2,600	0	0	1,600

STOCK OPTIONS
	01/01/2020	Additions	Forfeitures	Exercises	12/31/2020
Management Board
Jean-Paul Kress, M.D.	57,078	24,911	0	0	81,989
Malte Peters, M.D.	21,609	11,501	0	0	33,110
Roland Wandeler, Ph.D. 1	-	0	0	0	0
Jens Holstein 2	21,609	11,501	0	0	-
Markus Enzelberger, Ph.D. 3	18,678	0	0	0	-

Total	118,974	47,913	0	0	115,099

PERFORMANCE SHARES
	01/01/2020	Additions	Adjustment due to performance criteria 5	Forfeitures	Allocations 6	12/31/2020
Management Board
Jean-Paul Kress, M.D.	0	0	0	0	0	0
Malte Peters, M.D.	7,197	0	1,850	0	0	9,047
Roland Wandeler, Ph.D. 1	-	0	0	0	0	0
Jens Holstein 2	12,693	0	10,031	0	13,677	-
Markus Enzelberger, Ph.D. 3	7,259	0	0	0	0	-

Total	27,149	0	11,881	0	13,677	9,047

1	Roland Wandeler, Ph.D., joined the Management Board of MorphoSys AG effective May 5, 2020.
2
Jens Holstein resigned as a member of the Management Board with effect from the end of November 13, 2020. Changes in the number of shares after his departure from the Management Board are not presented.

3
Markus Enzelberger, Ph.D., resigned as a member of the Management Board with effect from the end of February 29, 2020. Changes in the number of shares after his departure from the Board of Management are not presented.

4
Dr. Frank Morich resigned as a member of the Supervisory Board with effect from the end of April 11, 2020. Changes in the number of shares after his departure from the Board of Management are not presented.

5	Adjustment due to established performance criteria. For performance criteria that have not yet been met, a target achievement of 100% is assumed.
6	Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.
The Supervisory Board of MorphoSys AG does not hold any stock options or performance shares.
The remuneration system for the Management Board is intended to provide sustainable, results-oriented corporate governance. The Management Board’s total remuneration consists of several components, including fixed compensation, an annual cash bonus that is dependent upon the achievement of corporate targets (short-term incentives – STI), variable compensation components with long-term incentives (LTI) and other remuneration components. Variable remuneration components with long-term incentive consist of long-term incentive plans (LTI Plan) from previous years, stock option and performance share plans from previous years, and a performance share unit program and a stock option plan from the current year. The members of the Management Board additionally receive fringe benefits in the form of benefits in kind, essentially consisting of a company car and insurance premiums. All total remuneration packages are reviewed annually by the Remuneration and Nomination Committee and compared to an annual Management Board remuneration analysis to check the scope and appropriateness of the remuneration packages. The amount of remuneration paid to members of the Management Board is based largely on the duties of the respective Management Board member, the financial situation and the performance and business outlook for the Company versus its competition. All resolutions on adjustments to the overall remuneration packages are passed by the plenum of the Supervisory Board. The Management Board’s total remuneration package and the index-linked pension contracts were thoroughly reviewed and then adjusted by the Supervisory Board in 2020.
If a Management Board member’s service contract terminates due to death, the member’s spouse or life partner is entitled to the fixed monthly salary for the month of death and the 12 months thereafter. In the event of a change of control, Management Board members are entitled to exercise their extraordinary right to terminate their service contracts and receive any outstanding fixed salary and the annual bonus for the remainder of the agreed contract period, but at least 200% of the annual gross fixed salary and the annual bonus. Moreover, in such a case, all stock options, performance share units and performance shares granted will become vested immediately and can be exercised after the expiration of the statutory vesting periods. A change of control has occurred when (i) MorphoSys transfers assets or a substantial portion of its assets to unaffiliated third parties, (ii) MorphoSys merges with an unaffiliated company, (iii) an agreement pursuant to Section 291 AktG is entered into with MorphoSys as a dependent company, MorphoSys is integrated under Section 319 AktG or (iv) a shareholder or third party holds 30% or more of MorphoSys’s voting rights.
For the fiscal year 2020, the members of the Executive Board were granted a total compensation of € 11,532,252 (€ 11,308,876), consisting of performance-unrelated remuneration of € 5,529,112 (€ 3,607,006), performance-related remuneration of € 2,478,346 (2019: € 3,704,457) as well as long-term incentive compensation of € 3,524,794 (€ 3,997,413) in the form of share-based compensation. Performance-unrelated compensation includes post-employment benefits in the amount of € 2,443,409 (2019: € 1,191,085) granted during the respective board membership terms.
As of April 1, 2020, the Executive Board was granted 9,363 Performance Share Units at a fair value of € 74.57 and as of June 1, 2020, 8,361 Performance Share Units at a fair value of € 92.79. Additionally, as of April 1, 2020, the Executive Board was granted 36,412 stock options at a fair value of € 36.13.

In the years 2020 and 2019, there were no other long-term benefits in accordance with IAS 24.17 (c) accruing to the Management Board or Supervisory Board. No benefits upon termination of service in accordance with IAS 24.17 (d) were accrued for the Supervisory Board in the years 2020 and 2019.
The new Chief Operating Officer, Roland Wandeler, Ph.D., (since May 5, 2020), received a signing bonus of 500,000 US dollar related to the execution of his employment agreement, payable in two installments (2020: 400,000 US dollar (about € 366,000) and 2021: 100,000 US dollar (about € 91,500)), as well as reimbursement of relocation expenses. In addition, Roland Wandeler, Ph.D., will receive an ongoing expense allowance for tax advice.
Jens Holstein will receive a severance payment of € 2,300,000, which will be paid in 2021, as well as an expense allowance for tax advice. Markus Enzelberger, Ph.D., received a severance payment amounting to 50 % of his fixed remuneration and his bonus payment for the previous financial year until the regular expiry of his service contract. Due to their long years of commitment to the Company, the Supervisory Board decided that for both, the long-term incentive plans would not forfeit on a pro-rate
basis despite their termination of the employment before the end of the respective four-year vesting periods. Because of this modification of terms and conditions, the respective personnel expense from share-based compensation for the outstanding vesting periods was allocated to the remaining period of performance. For Jens Holstein, € 487,327 were recognized earlier than anticipated in 2020, whereas for Markus Enzelberger, Ph.D, € 122,683 were booked earlier in the years 2019 and 2020.
Payments to former members of the Management Board amounted to € 0.6 million in 2020 (2019: € 0.3 million).
The total compensation for key management personnel in 2020 and 2019 was as follows.

in 000’ €	2020	2019
Total Short-Term Employee Benefits	7,261,119	5,706,334

Total Post-Employment Benefits	424,300	414,044

Total Termination Benefits	2,443,409	1,191,085

Total Share-Based Payment	4,125,979	3,997,413

Total Compensation	14,254,807	11,308,876

In 2020, the total remuneration for the Supervisory Board, excluding reimbursed travel costs, amounted to € 634,752 (2019: € 633,597).

SUPERVISORY BOARD REMUNERATION FOR THE YEARS 2020 AND 2019:

	Fixed Compensation		Attendance Fees 1		Total Compensation
in €	2020	2019	2020	2019	2020	2019
Dr. Marc Cluzel	104,210	104,210	56,400	44,400	160,610	148,610
Michael Brosnan	57,284	51,284	28,400	34,000	85,684	85,284
Sharon Curran	45,284	27,791	30,000	11,600	75,284	39,391
Dr. George Golumbeski	65,345	51,284	30,800	31,600	96,145	82,884
Wendy Johnson	49,579	47,618	39,200	35,600	88,779	83,218
Krisja Vermeylen	57,284	57,284	38,400	32,400	95,684	89,684
Dr. Frank Morich 2	19,766	70,926	12,800	33,600	32,566	104,526

Total	398,752	410,397	236,000	223,200	634,752	633,597

1	The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings.
2	Dr. Frank Morich resigned as a member of the Supervisory Board with effect from the end of April 11, 2020.
No other agreements currently exist with present or former members of the Supervisory Board.
The change in the organizational structure of MorphoSys AG in 2020 (see Note 8) affects the following presentation of stock options, convertible bonds and performance shares held by related parties:
As of December 31, 2020, the members of the Executive Committee (excluding the Management Board) held 31,067 stock options and 7,137 performance shares granted by the Company.
In 2020, a new stock option program and new performance share program were issued to the members of the Executive Committee (excluding the Management Board) (see Notes 8.1.4 and 8.3.6).
On April 1, 2020, a total of 7,493 shares from the 2016 LTI Plan were allocated to the members of the Executive Committee (excluding the Management Board), who were given the option to receive the shares within an eight-month period. By December 31, 2020, this option had been exercised for a total of 7,493 shares.
On December 31, 2019, the Senior Management Group held 100,832 stock options, 11,233 convertible bonds and 63,786 performance shares granted by the Company. On December 31, 2019, the President of MorphoSys US Inc. held 5,065 performance shares granted to him by the Company.